Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	18	—
Forward foreign exchange contracts	389	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross-currency swaps	3,594	—
Total	4,001	—
Derivative financial instruments, current assets	429	—
Derivative financial instruments, non-current assets	3,572	—
Total	4,001	—

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	49,891	129,700
Forward foreign exchange contracts	41	256
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	7,515
Total	49,932	137,471
Derivative financial instruments, current liability	8,095	34,616
Derivative financial instruments, non-current liability	41,837	102,855
Total	49,932	137,471

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog(1)	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/ 2.170%	100,000	100,000
GasLog	Nordea	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN AMRO Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	April 2018	July 2025	2.300%	50,000	50,000
GasLog	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	April 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	April 2018	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. ("CITI")	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	Dec 2018	Oct 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	Dec 2018	Oct 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	Dec 2018	Jan 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	Dec 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog(2)	Nordea	Dec 2018	July 2020	May 2020	2.937%	N/A	N/A
GasLog(2)	ING Bank N.V.	May 2020	July 2020	July 2024	3.127%	N/A	N/A
GasLog	DNB	Dec 2018	April 2020	April 2025	2.979%	N/A	60,000
					Total	1,170,000	1,230,000

(1)  The fixed interest rate was agreed at 2.005% until May 2020 and was increased at 2.17% from May 2020 to February 2022.

(2)  In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING Bank N.V. of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog(1)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	Nordea Bank Finland	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

(1)  On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	ABN	November 2019	6	July-December 2020	1.1347 - 1.1452	€6,000
GasLog	Citibank	November 2019	6	July-December 2020	1.1341 - 1.1444	€6,000
GasLog	HSBC	November 2019	4	Sept-December 2020	1.1348 - 1.1410	€4,000
GasLog	SEB	November 2019	4	Sept-December 2020	1.1357 - 1.1419	€4,000
GasLog	OCBC	November 2019	2	July-August 2020	1.1305	€4,000
					Total	€24,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	OCBC	November 2019	3	July-September 2020	1.3524	S$1,500
GasLog	Citibank	February 2020	3	July-September 2020	1.3861 - 1.3867	S$3,000
					Total	S$4,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/JPY)	(in thousands)
GasLog	Citibank	December 2019	1	November 2020	107.3409	JP¥ 29,397
					Total	JP¥ 29,397